Schedule V - Valuation and Qualifying Accounts (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Valuation allowance for deferred tax assets
SEC Schedule, 12-09, Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of period	$ 66.0	$ 29.4
Additions
Charged to costs and expenses	40.9	36.6
Charge to other accounts	0.0	0.0
(Deductions)	0.0	0.0
Balance at end of period	106.9	66.0
Allowance for premium receivables
SEC Schedule, 12-09, Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of period	0.2	0.0
Additions
Charged to costs and expenses	2.2	0.9
Charge to other accounts	0.0	0.0
(Deductions)	(1.9)	(0.7)
Balance at end of period	$ 0.5	$ 0.2